Accounts receivable and other receivables - Summary of Disaggregates the Company's Accounts Receivables and Long-Term Receivables (Detail) - USD ($) $ in Thousands	Mar. 29, 2025	Mar. 30, 2024
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	$ 5,968	$ 7,775
Other receivables	2,722	3,627
Accounts receivable and other receivable non current net	8,690	11,402
Current, less than 30 days [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	4,678	5,555
Other receivables	1,401	872
Accounts receivable and other receivable non current net	6,079	6,427
1 -30 days past due [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	107	486
Other receivables	218	1,369
Accounts receivable and other receivable non current net	325	1,855
31 -60 days past due [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	64	83
Other receivables	38	363
Accounts receivable and other receivable non current net	102	446
61 -90 days past due [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	43	101
Other receivables	31	226
Accounts receivable and other receivable non current net	74	327
Greater than 90 days past due [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	1,076	1,550
Other receivables	1,034	797
Accounts receivable and other receivable non current net	$ 2,110	$ 2,347